Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accretion of Debt Discount on Convertible Promissory Note [Member]
OTHER INCOME (EXPENSE)
Accretion expense	$ (12,776)
Accretion of Interest and Interest Expense on Senior Secured Notes [Member]
OTHER INCOME (EXPENSE)
Accretion expense		$ (2,178,390)
REVENUES	$ 847,367	800,029
COST OF REVENUES	219,975	189,791
GROSS PROFIT	627,392	610,238
Research and development	3,000,807	2,296,662
General and administrative	3,269,033	3,963,206
Depreciation	14,286	19,575
Amortization	306,756	306,756
TOTAL OPERATING EXPENSES	6,590,882	6,586,199
OPERATING LOSS	(5,963,490)	$ (5,975,961)
Gain on warrant valuation adjustment (Note 12)	458,857
Interest expense on 18% Convertible Promissory Notes (Note 10)	(7,168)
Interest expense, net	$ (433,775)	$ (360,273)
Loss on embedded conversion feature of Senior Secured Notes (Note 10)		(2,373,813)
Loss on extinguishment of Senior Secured Notes (Note 10)		(1,073,572)
Gain on sale of fixed assets		7,500
Loss on foreign currency exchange	$ (15,728)	(273)
TOTAL OTHER INCOME (EXPENSE)	(10,590)	(5,978,821)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ (5,974,080)	$ (11,954,782)
INCOME TAX EXPENSE
LOSS FROM CONTINUING OPERATIONS	$ (5,974,080)	$ (11,954,782)
Gain on discontinued operations liabilities adjustment, net of tax		655,061
INCOME FROM DISCONTINUED OPERATIONS		655,061
NET LOSS	$ (5,974,080)	(11,299,721)
Foreign currency translation adjustments	(19,165)	(6,428)
TOTAL COMPREHENSIVE LOSS	$ (5,993,245)	$ (11,306,149)
LOSS PER SHARE:
Loss from continuing operations - basic and diluted (in dollars per share)	$ (0.12)	$ (0.42)
Income from discontinued operations - basic and diluted (in dollars per share)		0.02
Net loss - basic and diluted (in dollars per share)	$ (0.12)	$ (0.40)
Weighted average shares outstanding - basic and diluted (in shares)	48,212,910	28,132,134